STATEMENT OF OPERATIONS	3 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Formation and operating costs | $	$ 1,104
Net income (loss) | $	$ (1,104)	[1]
Basic net loss per common share | $ / shares	$ 0.00
Diluted net loss per common share | $ / shares	$ 0.00
Weighted average shares outstanding, basic | shares	6,250,000	[2]
Weighted Average Number of Shares Outstanding, Diluted | shares	6,250,000

[1]	Included an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).
[2]	Excludes an aggregate of up to 937,500 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).